LEGAL CLAIMS AND OTHER MATTERS	12 Months Ended
Dec. 31, 2025
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
LEGAL CLAIMS AND OTHER MATTERS
20.	LEGAL CLAIMS AND OTHER MATTERS

a)	Action for annulment of ENARGAS Resolutions No. I-1,982/11 and No. I-1,991/11 (the “Resolutions”)

On April 12, 2012, tgs filed an action before the National Court of First Instance in Federal Administrative Litigation No. 1 (the ‘Court’) seeking (i) the declaration of unconstitutionality of Decree No. 2,067/2008 and ENARGAS Resolutions No. I-1,982/11 and No. I-1,991/11 (the ‘Resolutions’), and (ii) the annulment of any rule or act —issued or to be issued— based on said provisions, through which the charge to finance the importation of natural gas (the ‘Charge 2067’) was created and updated.

On July 5, 2012, the Court granted tgs a preliminary injunction ordering the suspension of Charge 2067 under the terms of the Resolutions. This measure, challenged by the National Government on several occasions, was initially granted for six months and subsequently renewed. On September 19, 2017, a new extension was granted, preventing the Government from claiming from tgs the amounts arising from the ‘new value of the Charge’ for the period November 2011–March 2016, extending its validity until March 2018 or until a final judgment, whichever occurred first. Subsequently, on October 29, 2019, the Court ordered another six-month extension, and on December 1, 2020, a further six-month extension was granted. In total, tgs obtained twelve extensions of the injunction. The last extension — dated December 1, 2020 and notified on December 4, 2020 — expired on July 1, 2021. tgs did not request a new extension in light of the procedural stage of the appeal filed against the Court of Appeals’ judgment.

Resolution No. 28/2016 rendered ineffective the acts determining the value of Charge 2067; therefore, as from April 1, 2016, ENARGAS and the collecting agency ceased charging the increase established by the Resolutions.

On March 26, 2019, the Court issued a first-instance judgment declaring the unconstitutionality of Articles 53 and 54 of Law 26,784, Decree No. 2,067/2008, the Resolutions, and any act aimed at enforcing those provisions, and consequently their nullity. The National Government appealed on March 29, 2019; the appeal was granted on April 3, 2019.

The National Court of Appeals in Federal Administrative Litigation rejected the extraordinary appeal filed by the Argentine Federal Government, which sought to have tgs’s claim declared moot based on the ‘Alliance’ precedent (Argentine Supreme Court, December 2014). Subsequently, on May 14, 2021, Chamber I of the Court of Appeals (i) reversed the lower court’s decision and (ii) ruled that court costs be borne as incurred. tgs filed a federal extraordinary appeal on June 4, 2021; the Argentine Federal Government responded on June 16, 2021, and ENARGAS did so on June 24, 2021. The Court of Appeals granted the appeal on July 14, 2021, considering that the case involves the interpretation of federal regulations (Decree 2067/08; MINPLAN Resolution No. 1451/2008; ENARGAS Resolutions No. 1982/11 and No. 1991/11; and Sections 53 and 54 of Law 26,784).

Considering: (i) the precautionary measure issued and its twelve extensions; (ii) the favorable first-instance ruling; (iii) the existence of favorable precedents from the Supreme Court of Justice in similar cases (other natural gas processors); and (iv) the granted federal extraordinary appeal, Management, with the advice of its external counsel, believes that tgs has strong arguments and that a favorable resolution on the substantive matter is likely. Consequently, no provision has been recognized for the potential liability arising from the increase in Charge 2067 applicable to natural gas consumption related to the Cerri Complex during the period between the date the precautionary measure was obtained and April 1, 2016.

Regarding the last extension of the precautionary measure, which expired on July 1, 2021, TGS has not requested a new extension due to the early procedural stage of the appeal filed against the appellate court ruling. On December 16, 2024, the case file was forwarded to the Office of the Attorney General, with no updates received as of the date of issuance of these Consolidated Financial Statements.

Given the complex procedural instance, the nature of charge 2067, the background information presented in this and other legal cases initiated against charge 2067, at the date of the issuance of these Consolidated Financial Statements it is not possible to make a definitive quantification of the amount that should be pay tgs in the event of not obtaining a favorable ruling from the Supreme Court, while an eventual request for payment in the current circumstances may be challenged and questioned by tgs within the framework of the corresponding administrative and judicial instances, where the amount may be debated of the charge that is eventually required to tgs.

b)	Environmental matters

The Company is subject to extensive environmental regulations in Argentina. Management believes that its current operations are in material compliance with applicable environmental requirements, as currently interpreted and enforced. The Company has not incurred in any material environmental liabilities as a result of its operations to date. As of December 31, 2025 and 2024, the total amount of these provisions amounted Ps. 91,897 and Ps. 119,824, respectively.

c)	Others

In addition to the matters discussed above, the Company is a party to certain lawsuits and administrative proceedings which involve taxation, labor claims, social security, administrative and others arising in the ordinary course of business. The Company’s Management and its legal advisors estimate that the outcome of these differences will not have significant adverse effects on the Company’s financial position or results of operations. As of December 31, 2025 and 2024, the total amount of these provisions amounted Ps. 864,081 and Ps. 434,121, respectively.